Commitments and Contingencies - Purchase Commitments and Minimum Licensing Fees (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Purchase Obligation, Fiscal Year Maturity [Abstract]
2012	$ 48
2013	22
2014	11
2015	10
2016	9
Thereafter	253
Total purchase obligations	$ 353